Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenues	$ 487,763	$ 386,470	$ 373,473
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	437,043	385,625	373,142
United States [Member]
Disclosure of geographical areas [line items]
Total revenues	50,720	0	0
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 0	$ 845	$ 331